Options - Schedule of Fair Value of Stock Options (Details)	12 Months Ended
Dec. 31, 2018
Expected Volatility, Minimum	37.00%
Expected Volatility, Maximum	39.00%
Risk Free Interest Rate	2.84%
Minimum [Member]
Expected life of warrants	5 years
Maximum [Member]
Expected life of warrants	5 years 6 months